FI-3 08/09
P1, P2, P4

SUPPLEMENT DATED AUGUST 7, 2009
TO THE PROSPECTUS
DATED MAY 1, 2009
AS PREVIOUSLY AMENDED

OF
FRANKLIN INCOME SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I     Under "Goals and Strategies” the following changes are made to the section “Main Investments," on page FI-1:

     a) The second paragraph is replaced in its entirety with the following:

Debt securities obligate the issuer to repay a loan of money at a future date and generally provide for the payment of interest to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

b)	The following paragraph is added to the end of the section:

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities ("TALF ABS"), the Fund may borrow from the Federal Reserve Bank of New York ("NY Fed") under its Term Asset-Backed Securities Loan Facility ("TALF"). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

II.     The following is added to the "Main Risks" sections on page FI-4:

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.

MGD-3 08/09
P1, P2, P4

SUPPLEMENT DATED AUGUST 7, 2009
TO THE PROSPECTUS
DATED MAY 1, 2009
AS PREVIOUSLY AMENDED

OF
MUTUAL GLOBAL DISCOVERY SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I.	Under "Goals and Strategies” the following is added to the end of “Main Investments” on page MGD-2:

The Fund may purchase asset-backed and mortgage-backed securities. In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities ("TALF ABS"), the Fund may borrow from the Federal Reserve Bank of New York ("NY Fed") under its Term Asset-Backed Securities Loan Facility ("TALF"). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

II.     The following is added to the end of the "Main Risks" section on page MGD-5:

Borrowing Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.

MS-3 08/09
P1, P2, P4

SUPPLEMENT DATED AUGUST 7, 2009
TO THE PROSPECTUS
DATED MAY 1, 2009
AS PREVIOUSLY AMENDED

OF
MUTUAL SHARES SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I.	Under "Goals and Strategies” the following is added to the end of “Main Investments” on page MS-2:

The Fund may purchase asset-backed and mortgage-backed securities. In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities ("TALF ABS"), the Fund may borrow from the Federal Reserve Bank of New York ("NY Fed") under its Term Asset-Backed Securities Loan Facility ("TALF"). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

II.     The following is added to the end of the "Main Risks" section on page MS-5:

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Borrowing

Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.

FSI-3 08/09

P1, P2, P4

SUPPLEMENT DATED AUGUST 7, 2009
TO THE PROSPECTUS

DATED MAY 1, 2009
AS PREVIOUSLY AMENDED

OF
FRANKLIN STRATEGIC INCOME SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

1.     Under "Goals and Strategies - Main Investments” the following is added on page FSI-2, after the second paragraph that starts “A mortgage-backed security…”:

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities ("TALF ABS"), the Fund may borrow from the Federal Reserve Bank of New York ("NY Fed") under its Term Asset-Backed Securities Loan Facility ("TALF"). Pursuant to the TALF Program, the Fund may receive one or more three- to five-year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

2.     The following is added to the "Main Risks" section on page FSI-6, after “Mortgage Securities and Asset-Backed Securities:”

Borrowing Because the Fund may borrow money from the NY Fed under the TALF Program, the Fund may engage in leverage by gaining exposure to a TALF ABS through the payment of a relatively small haircut amount and borrowing the remainder of the purchase price. Such borrowings may exaggerate the effect of any increase or decrease in the value of the TALF ABS on the Fund’s net asset value and will subject the Fund to interest and other costs (including administrative fees) associated with the TALF Program. However, such borrowings are non-recourse to the Fund, which should limit some of the risks of leverage.

Please keep this supplement for future reference.